Cover	Jul. 06, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 06, 2022
Entity Registrant Name	PHUNWARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37862
Entity Tax Identification Number	30-1205798
Entity Address, Address Line One	1002 West Avenue
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	693-4199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001665300
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	7800 Shoal Creek Boulevard
Entity Address, Address Line Two	Suite 230-S
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78757
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PHUN
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	PHUNW
Security Exchange Name	NASDAQ